UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23793)

Tidal Trust II
(Exact name of registrant as specified in charter)

234 West Florida Street, Suite 203
Milwaukee, Wisconsin 53204
(Address of principal executive offices) (Zip code)

Eric W. Falkeis

Tidal Trust II

234 West Florida Street, Suite 203

Milwaukee, Wisconsin 53204
(Name and address of agent for service)

(844) 986-7700

Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period: December 31, 2023

Item 1. Reports to Stockholders.

(a)

Blueprint Chesapeake Multi-Asset Trend ETF
Ticker: TFPN

Semi-Annual Report

December 31, 2023

Blueprint Chesapeake Multi-Asset Trend ETF

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

1

Blueprint Chesapeake Multi-Asset Trend ETF

ALLOCATION OF PORTFOLIO HOLDINGS (excluding securities sold short and other financial instruments) at December 31, 2023 (Unaudited)

Sector/Security Type	% of Total Net Assets
Government	26.6%
Exchange Traded Funds	21.3
Industrial	18.8
Cash & Cash Equivalents(1)	11.2
Consumer, Non-cyclical	6.3
Basic Materials	6.1
Consumer, Cyclical	2.8
Financial	2.5
Technology	2.0
Energy	1.9
Closed End Investment Trusts	0.4
Communications	0.1
Total	100.0%

ALLOCATION OF SECURITIES SOLD SHORT at December 31, 2023 (Unaudited)

Sector	% of Total Net Assets
Consumer, Non-cyclical	13.9%
Industrial	2.3
Energy	1.7
Consumer, Cyclical	1.2
Financial	1.1
Technology	0.9
Utilities	0.9
22.0%

ALLOCATION OF OTHER FINANCIAL INSTRUMENTS at December 31, 2023 (Unaudited)(2)

Security Type	% of Total Net Assets
Open Futures Contracts Purchased	0.1%
Forward Currency Contracts	(0.2)
Open Futures Contracts Sold	(0.6)
(0.7)%

(1) Represents money market funds and other assets in excess of liabilities.

(2) Percentages are based on unrealized appreciation (depreciation).

Blueprint Chesapeake Multi-Asset Trend ETF

2	The accompanying notes are an integral part of these consolidated financial statements.

Consolidated SCHEDULE OF INVESTMENTS as of December 31, 2023 (Unaudited)

	Shares	Value
EXCHANGE TRADED FUNDS – 21.3%
Invesco Senior Loan ETF	42,410	$898,244
iShares 0-5 Year High Yield Corporate Bond ETF	21,804	920,565
iShares 0-5 Year TIPS Bond ETF	21,369	2,106,770
iShares J.P. Morgan USD Emerging Markets Bond ETF	6,666	593,674
iShares MBS ETF	8,667	815,391
iShares National Muni Bond ETF	9,356	1,014,284
iShares Preferred and Income Securities ETF	23,227	724,450
iShares Short-Term National Muni Bond ETF	24,714	2,605,597
iShares TIPS Bond ETF	2,539	272,917
SPDR Bloomberg Convertible Securities ETF	12,334	889,898
SPDR Bloomberg High Yield Bond ETF	10,538	998,265
Vanguard Intermediate-Term Corporate Bond ETF	10,269	834,664
Vanguard Long-Term Corporate Bond ETF	6,002	481,060
Vanguard Short-Term Corporate Bond ETF	22,870	1,769,452
Total Exchange Traded Funds
(Cost $14,684,079)		14,925,231
COMMON STOCKS – 38.4%
Aerospace & Defense – 2.1%
AeroVironment, Inc.(a)	1,522	191,833
Embraer SA - ADR(a)	13,926	256,935
Hexcel Corp.	951	70,136
Joby Aviation, Inc.(a)	14,653	97,442
Kratos Defense & Security Solutions, Inc.(a)	12,676	257,196
Leonardo DRS, Inc.(a)	6,919	138,657
Moog, Inc. - Class A	2,731	395,394
Rocket Lab USA, Inc.(a)	14,653	81,031
		1,488,624
Agriculture – 1.3%
Adecoagro SA	14,653	162,648
Dole PLC	3,663	45,018
The Andersons, Inc.	5,360	308,414
Universal Corp.	4,728	318,289
Vital Farms, Inc.(a)	5,957	93,465
		927,834
Auto Parts & Equipment – 1.4%
Autoliv, Inc.	2,488	274,153
Gentex Corp.	12,537	409,458
The Goodyear Tire & Rubber Co.(a)	8,360	119,715
Titan International, Inc.(a)	10,876	161,835
		965,161

	Shares	Value
Biotechnology – 0.3%
RAPT Therapeutics, Inc.(a)	3,144	$78,128
Twist Bioscience Corp.(a)	4,114	151,642
		229,770
Building Materials – 3.6%
Armstrong World Industries, Inc.	2,874	282,572
Boise Cascade Co.	3,724	481,737
Cemex SAB de CV - ADR(a)	14,653	113,561
Eagle Materials, Inc.	1,673	339,351
Griffon Corp.	6,472	394,468
Owens Corning	2,742	406,447
ROCKWOOL A/S - Class B	849	248,598
Summit Materials, Inc. - Class A(a)	6,677	256,797
		2,523,531
Chemicals – 2.6%
Avient Corp.	4,643	193,010
Cabot Corp.	2,914	243,319
Element Solutions, Inc.	14,199	328,565
HB Fuller Co.	3,233	263,198
Methanex Corp.	4,569	216,388
Minerals Technologies, Inc.	4,431	315,975
Orion SA	10,357	287,199
		1,847,654
Coal – 1.2%
Alpha Metallurgical Resources, Inc.	1,414	479,233
Arch Resources, Inc. - Class A	2,172	360,422
		839,655
Commercial Services – 1.7%
Bakkt Holdings, Inc.(a)	12,469	27,806
Bitfarms Ltd./Canada(a)	12,469	36,285
Cipher Mining, Inc.(a)	12,469	51,497
Cleanspark, Inc.(a)	14,653	161,623
Global Payments, Inc.	1,874	237,997
Hive Digital Technologies Ltd.(a)	6,234	28,240
Iris Energy Ltd.(a)	9,537	68,190
Marathon Digital Holdings, Inc.(a)	4,585	107,702
Marqeta, Inc. - Class A(a)	10,843	75,684
Riot Platforms, Inc.(a)	5,108	79,021
Shift4 Payments, Inc. - Class A(a)	2,683	199,454
StoneCo Ltd. - Class A(a)	6,234	112,398
Terawulf, Inc.(a)	10,762	25,829
		1,211,726
Computers – 0.0%(b)
Rigetti Computing, Inc.(a)	14,653	14,432

Cosmetics & Personal Care – 1.1%
elf Beauty, Inc.(a)	5,404	780,013

Blueprint Chesapeake Multi-Asset Trend ETF

The accompanying notes are an integral part of these consolidated financial statements.	3

Consolidated SCHEDULE OF INVESTMENTS as of December 31, 2023 (Unaudited) (Continued)

	Shares	Value
Distribution & Wholesale – 0.6%
Core & Main, Inc. - Class A(a)	7,326	$296,044
H&E Equipment Services, Inc.	2,725	142,572
		438,616
Diversified Financial Services – 0.5%
Argo Blockchain PLC - ADR(a)	10,853	40,590
Bit Digital, Inc.(a)	12,074	51,073
Coinbase Global, Inc. - Class A(a)	1,552	269,924
		361,587
Electrical Components & Equipment – 1.2%
Encore Wire Corp.	1,296	276,826
Signify NV(c)	7,150	239,476
Universal Display Corp.	1,648	315,196
		831,498
Electronics – 1.5%
Atkore, Inc.(a)	805	128,800
Badger Meter, Inc.	1,718	265,208
Brady Corp. - Class A	6,402	375,733
nVent Electric PLC	5,018	296,514
		1,066,255
Engineering & Construction – 0.3%
Granite Construction, Inc.	3,954	201,100

Entertainment – 0.3%
Light & Wonder, Inc. - Class A(a)	2,869	235,574

Environmental Control – 0.4%
Clean Harbors, Inc.(a)	1,700	296,667

Food – 1.1%
Cal-Maine Foods, Inc.	3,690	211,769
John B Sanfilippo & Son, Inc.	2,700	278,208
Pilgrim’s Pride Corp.(a)	11,172	309,018
		798,995
Forest Products & Paper – 0.5%
Mercer International, Inc.	3,482	33,009
Sylvamo Corp.	6,073	298,245
		331,254
Hand & Machine Tools – 0.4%
Enerpac Tool Group Corp.	7,906	245,798

Household Products & Wares – 0.0%(b)
Cronos Group, Inc.(a)	3,663	7,656

Insurance – 0.4%
Arch Capital Group Ltd.(a)	3,396	252,221

Investment Companies – 0.2%
Galaxy Digital Holdings Ltd.(a)	14,653	114,793

	Shares	Value
Iron & Steel – 1.0%
Carpenter Technology Corp.	4,107	$290,776
Cleveland-Cliffs, Inc.(a)	10,000	204,200
United States Steel Corp.	4,493	218,584
		713,560
Leisure Time – 0.4%
Brunswick Corp.	2,543	246,035

Machinery – Construction & Mining – 1.1%
BWX Technologies, Inc.	3,914	300,321
Oshkosh Corp.	2,955	320,352
Terex Corp.	2,331	133,939
		754,612
Machinery – Diversified – 1.2%
Alamo Group, Inc.	1,192	250,546
Albany International Corp. - Class A	1,830	179,743
Flowserve Corp.	7,875	324,608
Mueller Water Products, Inc. - Class A	3,663	52,747
		807,644
Media – 0.1%
Liberty Media Corp.- Liberty Formula One - Class C(a)	874	55,176

Metal Fabricate & Hardware – 1.9%
Advanced Drainage Systems, Inc.	2,193	308,424
AZZ, Inc.	11,066	642,824
RBC Bearings, Inc.(a)	1,344	382,892
		1,334,140
Mining – 2.0%
Alamos Gold, Inc. - Class A	13,432	180,928
Cameco Corp.	3,618	155,936
Centrus Energy Corp. - Class A(a)	3,156	171,718
Energy Fuels, Inc./Canada(a)	14,653	105,355
Ferroglobe PLC(a)	10,853	70,653
Lundin Mining Corp.	7,326	60,226
NAC Kazatomprom JSC - GDR	10,815	442,333
NexGen Energy Ltd.(a)	14,653	102,571
Uranium Energy Corp.(a)	14,653	93,779
		1,383,499
Miscellaneous Manufacturers – 1.7%
AMMO, Inc.(a)	14,400	30,240
Axon Enterprise, Inc.(a)	1,177	304,054
ITT, Inc.	2,970	354,380
Smith & Wesson Brands, Inc.	14,073	190,830
Trinity Industries, Inc.	10,502	279,248
		1,158,752
Oil & Gas – 0.1%
Transocean Ltd.(a)	7,326	46,520

Blueprint Chesapeake Multi-Asset Trend ETF

4	The accompanying notes are an integral part of these consolidated financial statements.

	Shares	Value
Oil & Gas Services – 0.3%
Oceaneering International, Inc.(a)	8,644	$183,944

Packaging & Containers – 1.1%
AptarGroup, Inc.	2,442	301,880
Berry Global Group, Inc.	4,134	278,590
Greif, Inc. - Class A	3,245	212,840
		793,310
Pharmaceuticals – 0.1%
Green Thumb Industries, Inc.(a)	7,289	82,199
Tilray Brands, Inc.(a)	7,326	16,850
		99,049
Pipelines – 0.4%
Golar LNG Ltd.	2,519	57,912
Koninklijke Vopak NV	6,241	209,858
		267,770
Retail – 0.1%
Natura & Co. Holding SA - ADR(a)	14,653	100,227

Semiconductors – 1.0%
Canaan, Inc. - ADR(a)	10,853	25,070
Rambus, Inc.(a)	5,451	372,031
Veeco Instruments, Inc.(a)	10,230	317,437
		714,538
Shipbuilding – 0.4%
Huntington Ingalls Industries, Inc.	1,046	271,583

Software – 0.9%
C3.ai, Inc. - Class A(a)	3,958	113,634
Cloudflare, Inc. - Class A(a)	1,954	162,690
IonQ, Inc.(a)	13,634	168,925
MicroStrategy, Inc. - Class A(a)	325	205,277
		650,526
Telecommunications – 0.0%(b)
Applied Digital Corp.(a)	3,925	26,455

Transportation – 1.9%
ArcBest Corp.	1,314	157,956
Danaos Corp.	3,921	290,389
Frontline PLC	13,072	262,094
Kirby Corp.(a)	2,360	185,213
Scorpio Tankers, Inc.	3,130	190,304
Star Bulk Carriers Corp.	12,189	259,138
		1,345,094
Total Common Stocks
(Cost $24,392,076)		26,962,848

	Shares	Value
REAL ESTATE INVESTMENT TRUSTS – 2.0%
Blackstone Mortgage Trust, Inc. - Class A	7,750	$164,843
CoreCivic, Inc.(a)	14,653	212,908
Farmland Partners, Inc.	3,663	45,714
Innovative Industrial Properties, Inc.	2,607	262,838
Rayonier, Inc.	9,181	306,737
Starwood Property Trust, Inc.	12,714	267,248
The GEO Group, Inc.(a)	13,700	148,371
Total Real Estate Investment Trusts
(Cost $1,325,980)		1,408,659

CLOSED END INVESTMENT TRUSTS – 0.4%
Sprott Physical Uranium Trust(a)	13,537	290,123
Total Closed End Investment Trusts
(Cost $198,356)		290,123

SHORT–TERM INVESTMENTS – 27.1%
Money Market Funds – 0.5%
First American Government Obligations Fund - Class X, 5.30%(d)	310,498	310,498

U.S. Treasury Bills – 26.6%	Par
5.31%, 01/09/2024(e)	520,000	519,470
5.30%, 01/16/2024(e)	2,520,000	2,514,853
5.30%, 01/23/2024(e)	2,522,000	2,514,257
5.30%, 01/30/2024(e)	2,527,000	2,516,606
5.30%, 02/01/2024(e)	2,523,000	2,511,924
5.30%, 02/06/2024(e)	2,527,000	2,514,042
5.33%, 02/13/2024(e)	506,000	502,887
5.33%, 02/22/2024(e)	2,531,000	2,512,203
		18,618,448
Total Short-Term Investments
(Cost $18,926,490)		18,928,946

Total Investments – 89.3%
(Cost $59,526,981)		$62,515,807
Other Assets in Excess of Liabilities – 10.7%		7,493,305
Total Net Assets – 100.0%		$70,009,112

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

PLC - Public Limited Company

(a)Non-income producing security.

(b)Represents less than 0.05% of net assets.

(c)Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of December 31, 2023, the value of these securities total $239,476 or 0.3% of the Fund’s net assets.

(d)The rate shown represents the 7-day effective yield as of December 31, 2023.

(e)The rate shown is the effective yield.

Consolidated SCHEDULE OF INVESTMENTS as of December 31, 2023 (Unaudited) (Continued)

Blueprint Chesapeake Multi-Asset Trend ETF

The accompanying notes are an integral part of these consolidated financial statements.	5

	Shares	Value
COMMON STOCKS – (20.9)%
Aerospace & Defense – (0.7)%
Lockheed Martin Corp.	(1,019)	$(461,851)
Total Aerospace & Defense		(461,851)

Agriculture – (1.1)%
Altria Group, Inc.	(11,626)	(468,992)
British American Tobacco PLC - ADR	(10,560)	(309,302)
Total Agriculture		(778,294)

Apparel – (0.4)%
Kering SA	(638)	(281,203)
Total Apparel		(281,203)

Beverages – (2.6)%
Diageo PLC	(8,531)	(310,598)
Keurig Dr Pepper, Inc.	(13,156)	(438,358)
PepsiCo, Inc.	(2,591)	(440,055)
The Coca-Cola Co.	(10,680)	(629,373)
Total Beverages		(1,818,384)

Biotechnology – (1.0)%
Corteva, Inc.	(7,632)	(365,725)
Royalty Pharma PLC - Class A	(12,125)	(340,591)
Total Biotechnology		(706,316)

Cosmetics & Personal Care – (0.8)%
Unilever PLC - ADR	(12,056)	(584,475)
Total Cosmetics & Personal Care		(584,475)

Electric – (0.9)%
Eversource Energy	(5,622)	(346,990)
NextEra Energy, Inc.	(4,733)	(287,482)
Total Electric		(634,472)

Electronics – (0.4)%
Mettler-Toledo International, Inc.(a)	(239)	(289,897)
Total Electronics		(289,897)

Food – (3.9)%
Conagra Brands, Inc.	(12,029)	(344,751)
General Mills, Inc.	(6,129)	(399,243)
Hormel Foods Corp.	(11,641)	(373,793)
Kellanova	(7,400)	(413,734)
Mondelez International, Inc. - Class A	(1,272)	(92,131)
Nestle SA	(4,005)	(464,003)
The Hershey Co.	(2,191)	(408,490)
Tyson Foods, Inc. - Class A	(4,273)	(229,674)
Total Food		(2,725,819)

	Shares	Value
Healthcare – Products – (2.3)%
Danaher Corp.	(1,108)	$(256,325)
Edwards Lifesciences Corp.(a)	(4,428)	(337,635)
Hologic, Inc.(a)	(5,772)	(412,410)
Medtronic PLC	(2,909)	(239,643)
Thermo Fisher Scientific, Inc.	(660)	(350,321)
Total Healthcare – Products		(1,596,334)

Machinery – Diversified – (0.1)%
Deere & Co.	(225)	(89,971)
Total Machinery – Diversified		(89,971)

Oil & Gas – (1.1)%
Exxon Mobil Corp.	(3,523)	(352,230)
Occidental Petroleum Corp.	(7,169)	(428,061)
Total Oil & Gas		(780,291)

Pharmaceuticals – (2.2)%
AstraZeneca PLC - ADR	(3,647)	(245,625)
Bristol-Myers Squibb Co.	(5,380)	(276,048)
Johnson & Johnson	(914)	(143,260)
Merck & Co., Inc.	(2,238)	(243,987)
Pfizer, Inc.	(9,678)	(278,630)
Roche Holding AG	(1,145)	(332,624)
Total Pharmaceuticals		(1,520,174)

Pipelines – (0.6)%
Enbridge, Inc.	(12,017)	(432,853)
Total Pipelines		(432,853)

Retail – (0.8)%
Dollar General Corp.	(1,241)	(168,714)
Genuine Parts Co.	(2,881)	(399,018)
Total Retail		(567,732)

Semiconductors – (0.5)%
Texas Instruments, Inc.	(1,965)	(334,954)
Total Semiconductors		(334,954)

Software – (0.4)%
Paycom Software, Inc.	(1,269)	(262,328)
Total Software		(262,328)

Transportation – (1.1)%
Canadian Pacific Kansas City Ltd.	(5,123)	(405,024)
United Parcel Service, Inc. - Class B	(2,168)	(340,875)
Total Transportation		(745,899)
TOTAL COMMON STOCKS
(Proceeds $14,665,883)		(14,611,247)

Consolidated SCHEDULE OF Securities Sold Short as of December 31, 2023 (Unaudited)

Blueprint Chesapeake Multi-Asset Trend ETF

6	The accompanying notes are an integral part of these consolidated financial statements.

	Shares	Value
REAL ESTATE INVESTMENT TRUSTS – (1.1)%

Mid-America Apartment Communities, Inc.	(3,334)	$(448,289)
Realty Income Corp.	(5,799)	(332,979)
Total Real Estate Investment Trusts
(Proceeds $742,406)		(781,268)
Total Securities Sold Short – (22.0)%
(Proceeds $15,408,289)		$(15,392,515)

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt

PLC - Public Limited Company

(a)Non-income producing security.

Consolidated SCHEDULE OF Securities Sold Short as of December 31, 2023 (Unaudited) (Continued)

Blueprint Chesapeake Multi-Asset Trend ETF

The accompanying notes are an integral part of these consolidated financial statements.	7

Description	Contracts Purchased	Expiration Date	Notional	Value / Unrealized Appreciation (Depreciation)
3 Month Canadian Bankers’ Acceptances	3	06/17/2024	$713,230	$1,010
3 Month Canadian Bankers’ Acceptances	7	12/18/2024	1,678,641	2,358
3 Month Euribor	16	06/17/2024	3,871,187	5,317
3 Month Euribor	27	06/16/2025	6,590,258	31,805
3 Month New Zealand Treasury Bill	15	06/12/2024	14,809,745	394
3 Month Swiss Average Overnight Rate	54	09/17/2024	13,309,324	17,229
3 Month Swiss Average Overnight Rate	42	03/18/2025	10,387,424	7,754
Arabica Coffee	2	03/18/2024	141,966	(741)
Arabica Coffee	9	03/20/2024	206,032	11,453
Australian 90 Day Bank Bills	10	12/12/2024	9,904,268	2,264
Australian Dollar/Japanese Yen Cross Currency Rate	5	03/18/2024	94,252,185	6,652
Brazilian Real/US Dollar Cross Currency Rate	25	01/31/2024	509,616	5,260
Brent Crude Oil	2	02/29/2024	154,208	(388)
British Pound Japanese Yen Cross Currency Rate	3	03/18/2024	67,583,811	(6,739)
British Pound/US Dollar Cross Currency Rate	5	03/18/2024	392,914	5,555
CME Bitcoin Reference Rate (BRR)	1	01/26/2024	222,709	(10,284)
Crude Oil	2	01/22/2024	144,639	(1,339)
Crude Palm Oil	5	03/15/2024	470,606	(1,193)
Crude Soybean Oil	2	03/14/2024	60,658	(2,842)
Ether Dollar Reference Rate	1	01/26/2024	113,982	2,893
Euro BUXL 30 Year Bonds	2	03/07/2024	282,606	921
Euro/Australian Dollar Cross Currency Rate	3	03/18/2024	618,040	(6,834)
Euro/Canadian Dollar Cross Currency Rate	2	03/18/2024	367,788	(1,261)
Euro/Japanese Yen Cross Currency Rate	3	03/18/2024	58,280,066	(2,882)
Euro-BOBL	10	03/07/2024	1,194,790	(2,198)
Euro-BTP Italian Government Bonds	7	03/07/2024	819,719	15,831
Euro-Bund	6	03/07/2024	821,548	1,957
Euro-Schatz	7	03/07/2024	745,941	(139)
French Government Bonds	7	03/07/2024	918,091	2,739
Frozen Concentrated Orange Juice	11	03/08/2024	602,389	(86,681)
Global X EURO STOXX 50 ETF	27	03/15/2024	430,634	(1,922)
Gold	1	02/27/2024	205,705	1,475
ICE 3 Month SONIA Rate	6	09/17/2024	1,428,993	4,184
ICE 3 Month SONIA Rate	14	09/16/2025	3,386,766	3,134
Japanese 10 Year Government Bonds	1	03/13/2024	146,570,624	989
London Cocoa	20	03/13/2024	616,955	107,396
Long Gilt	1	03/26/2024	103,682	(1,316)
Low Sulphur Gas Oil	3	02/12/2024	240,162	(17,487)
Mexican Peso/US Dollar Cross Currency Rate	21	03/18/2024	598,287	13,233
NY Harbor ULSD	2	01/31/2024	230,161	(17,733)
Reformulated Gasoline Blendstock	3	01/31/2024	277,516	(12,122)
Robusta Coffee	14	03/22/2024	358,093	39,647
Rough Rice	12	03/14/2024	418,141	2,339
SGX Technically Specified Rubber 20	61	02/29/2024	445,136	25,174
SGX TSI Iron Ore	25	02/29/2024	344,250	2,600
Short-term Euro-BTP	30	03/07/2024	3,183,982	17,142
Soybean Meal	4	03/14/2024	170,890	(16,490)
Soybeans	4	03/14/2024	264,920	(5,320)
Soybeans	7	03/20/2024	3,306,242	(12,333)

Consolidated SCHEDULE OF Open Futures Contracts as of December 31, 2023 (Unaudited)

Blueprint Chesapeake Multi-Asset Trend ETF

8	The accompanying notes are an integral part of these consolidated financial statements.

Description	Contracts Purchased	Expiration Date	Notional	Value / Unrealized Appreciation (Depreciation)
Sugar #11	4	02/29/2024	$117,150	$(24,952)
Swedish Krona/US Dollar Cross Currency Rate	2	03/18/2024	401,249	(3,449)
Swiss Franc/Japanese Yen Cross Currency Rate	4	03/18/2024	165,381,748	11,088
US Cocoa	17	03/13/2024	676,547	36,773
US Dollar/Chinese Renminbi Cross Currency Rate	12	03/18/2024	8,586,399	(10,842)
White Maize	10	03/20/2024	4,405,724	(25,084)
White Sugar	3	02/14/2024	110,101	(20,671)
				$93,324

Description	Contracts Sold	Expiration Date	Notional	Value / Unrealized Appreciation (Depreciation)
10 Year U.S. Ultra Treasury Notes	(7)	03/19/2024	$791,880	$(34,230)
3-Month Secured Overnight Financing Rate	(17)	09/16/2025	4,099,040	(14,535)
AUD/USD Cross Currency Rate	(6)	03/18/2024	394,466	(15,364)
Austrailian Government 10 Year Bonds	(13)	03/15/2024	1,478,641	(26,065)
Austrailian Government 3 Year Bonds	(25)	03/15/2024	2,648,001	(16,198)
Australian 90 Day Bank Bills	(31)	06/13/2024	30,676,624	(9,610)
British Pound/Swiss Franc Cross Currency Rate	(7)	03/18/2024	950,109	22,289
Canadian 10 Year Government Bonds	(8)	03/19/2024	950,287	(32,727)
Canadian Canola Oil	(6)	03/14/2024	78,780	282
Class III Milk	(8)	02/27/2024	248,759	(3,081)
Copper	(4)	03/26/2024	380,432	(8,618)
Corn Future (BMF)	(18)	03/15/2024	615,062	1,457
Corn No. 2 Yellow	(16)	03/14/2024	388,056	11,056
Euro/Pound Sterling Cross Currency Rate	(11)	03/18/2024	1,186,372	(10,051)
Euro/Swiss Franc Cross Currency Rate	(11)	03/18/2024	1,291,493	24,126
Euro/US Dollar Cross Currency Rate	(2)	03/18/2024	270,873	(6,002)
European Rapeseed	(12)	01/31/2024	272,107	10,281
Feeder Cattle	(2)	03/28/2024	219,065	(4,035)
Hard Red Winter Wheat	(8)	03/14/2024	259,272	2,472
ICE European Climate Exchange Emissions	(4)	12/16/2024	321,013	(516)
Indian Rupee/US Dollar Cross Currency Rate	(9)	01/29/2024	540,363	228
International Live Cattle	(25)	01/31/2024	2,061,319	3,578
Japanese Yen/US Dollar Cross Currency Rate	(8)	03/18/2024	697,683	(19,917)
Korean Won/US Dollar Cross Currency Rate	(20)	01/15/2024	381,467	(3,083)
Lean Hogs	(9)	02/14/2024	263,764	19,054
London Metals - Aluminum	(5)	03/18/2024	265,404	(32,221)
London Metals - Lead	(2)	03/18/2024	102,234	(1,391)
London Metals - Nickel	(3)	03/18/2024	298,110	(564)
Milling Wheat No. 2	(21)	03/11/2024	241,945	9,191
New Zealand Dollar/US Dollar Cross Currency Rate	(8)	03/18/2024	490,323	(15,477)
Norwegian Krone/US Dollar Cross Currency Rate	(2)	03/18/2024	365,571	(29,109)
Palladium	(2)	03/26/2024	212,391	(9,469)
Platinum	(2)	04/26/2024	99,347	(1,573)
Red Spring Wheat	(9)	03/14/2024	333,069	7,494
South African Rand/US Dollar Cross Currency Rate	(12)	03/18/2024	316,595	(9,055)
Sunflower Seeds	(17)	03/20/2024	7,809,669	(11,488)
U.S. Treasury 10 Year Notes	(14)	03/19/2024	1,529,931	(50,538)

Consolidated SCHEDULE OF Open Futures Contracts as of December 31, 2023 (Unaudited) (Continued)

Blueprint Chesapeake Multi-Asset Trend ETF

The accompanying notes are an integral part of these consolidated financial statements.	9

Consolidated SCHEDULE OF Open Futures Contracts as of December 31, 2023 (Unaudited) (Continued)

Description	Contracts Sold	Expiration Date	Notional	Value / Unrealized Appreciation (Depreciation)
U.S. Treasury 2 Year Notes	(16)	03/28/2024	$3,263,340	$(31,285)
U.S. Treasury 5 Year Note	(21)	03/28/2024	2,232,845	(51,397)
U.S. Treasury Long Bonds	(5)	03/19/2024	582,699	(41,988)
U.S. Treasury Ultra Bonds	(2)	03/19/2024	243,883	(23,306)
US 3 Year Notes	(11)	03/28/2024	2,285,124	(36,478)
Wheat	(7)	03/14/2024	213,139	(6,661)
Wheat	(28)	03/20/2024	8,421,419	(9,700)
Yellow Maize	(17)	03/20/2024	6,685,948	11,612
				$(442,612)
Total Unrealized Appreciation (Depreciation)				$(349,288)

Blueprint Chesapeake Multi-Asset Trend ETF

10	The accompanying notes are an integral part of these consolidated financial statements.

Settlement Date	Currency Purchased		Currency Sold		Counterparty	Value / Unrealized Appreciation (Depreciation)

3/20/2024	PLN	2,904,000	USD	721,998	StoneX Financial, Inc.	$15,671
3/20/2024	USD	835,086	SGD	1,117,000	StoneX Financial, Inc.	(14,939)
3/20/2024	EUR	508,000	NOK	6,001,789	StoneX Financial, Inc.	(29,012)
3/20/2024	PLN	4,436,000	EUR	1,021,193	StoneX Financial, Inc.	(5,019)
3/20/2024	SEK	7,660,478	EUR	683,000	StoneX Financial, Inc.	5,595
3/20/2024	GBP	674,000	AUD	1,280,907	StoneX Financial, Inc.	(16,631)
3/20/2024	AUD	417,181	GBP	223,000	StoneX Financial, Inc.	973
3/20/2024	SEK	8,539,616	NOK	8,947,000	StoneX Financial, Inc.	(32,472)
3/21/2024	CAD	1,031,000	JPY	107,788,751	StoneX Financial, Inc.	8,138
3/20/2024	GBP	328,000	CNH	2,934,288	StoneX Financial, Inc.	3,854
3/20/2024	CAD	1,203,832	AUD	1,349,000	StoneX Financial, Inc.	(8,782)
3/21/2024	CNH	5,728,000	JPY	114,714,656	StoneX Financial, Inc.	(15,315)
3/20/2024	EUR	776,000	CZK	19,130,806	StoneX Financial, Inc.	5,940
3/20/2024	CAD	784,403	NZD	945,000	StoneX Financial, Inc.	(2,892)
3/20/2024	COP	2,093,999,000	USD	518,959	StoneX Financial, Inc.	12,677
3/20/2024	USD	674,800	ILS	2,489,000	StoneX Financial, Inc.	(18,167)
3/21/2024	JPY	17,950,204	NOK	1,351,000	StoneX Financial, Inc.	(4,271)
3/21/2024	NOK	3,634,000	JPY	47,653,964	StoneX Financial, Inc.	16,014
3/20/2024	DKK	1,817,000	USD	270,887	StoneX Financial, Inc.	(488)
3/20/2024	USD	264,173	DKK	1,817,000	StoneX Financial, Inc.	(6,225)
3/20/2024	HUF	155,286,340	USD	433,341	StoneX Financial, Inc.	11,416
3/20/2024	CHF	548,000	USD	654,501	StoneX Financial, Inc.	2,174
3/20/2024	CHF	530,961	AUD	928,000	StoneX Financial, Inc.	1,463
3/20/2024	CHF	804,000	CNH	6,614,508	StoneX Financial, Inc.	29,182
3/20/2024	ZAR	3,018,089	EUR	145,000	StoneX Financial, Inc.	3,133
3/20/2024	SEK	1,203,650	GBP	95,000	StoneX Financial, Inc.	(1,332)
3/20/2024	TWD	22,189,000	USD	736,006	StoneX Financial, Inc.	(5,835)
3/20/2024	USD	1,724,445	TWD	53,561,260	StoneX Financial, Inc.	(38,090)
3/20/2024	HUF	241,155,858	EUR	626,000	StoneX Financial, Inc.	(3,134)
3/20/2024	THB	9,767,000	USD	287,624	StoneX Financial, Inc.	571
3/20/2024	USD	995,940	THB	35,437,000	StoneX Financial, Inc.	(49,703)
3/20/2024	NZD	1,597,077	AUD	1,483,000	StoneX Financial, Inc.	(3,058)
3/20/2024	USD	1,125,671	PHP	62,925,000	StoneX Financial, Inc.	(10,430)
3/20/2024	GBP	481,000	CAD	817,717	StoneX Financial, Inc.	(7,411)
3/20/2024	EUR	520,181	CNH	4,021,000	StoneX Financial, Inc.	8,603
3/20/2024	USD	179,610	CZK	4,089,000	StoneX Financial, Inc.	(2,954)
3/20/2024	CHF	881,783	CAD	1,380,000	StoneX Financial, Inc.	8,904
3/21/2024	SEK	6,806,000	JPY	93,300,436	StoneX Financial, Inc.	7,042
3/20/2024	SGD	1,430,657	CNH	7,644,000	StoneX Financial, Inc.	9,045
3/20/2024	CAD	688,248	CNH	3,625,000	StoneX Financial, Inc.	10,533
3/21/2024	NZD	521,000	JPY	45,578,560	StoneX Financial, Inc.	2,374
3/20/2024	USD	360,822	CLP	319,869,000	StoneX Financial, Inc.	(3,875)
						$(116,733)

Consolidated SCHEDULE OF Forward Currency Contracts as of December 31, 2023 (Unaudited)

Blueprint Chesapeake Multi-Asset Trend ETF

The accompanying notes are an integral part of these consolidated financial statements.	11

Consolidated STATEMENT OF ASSETS AND LIABILITIES at December 31, 2023 (Unaudited)

Assets:
Investments in securities, at value (Cost $59,526,981) (Note 2)	$62,515,807
Cash	326
Deposits for short sales	20,796,344
Deposits at broker for futures (Note 2)	3,028,471
Forward currency contracts	163,302
Receivables:
Broker interest	94,024
Investment securities sold	21,090
Dividends and interest	29,321
Variation margin	509,686
Total assets	87,158,371

Liabilities:
Securities sold short (Proceeds $15,408,289) (Note 2)	15,392,515
Forward currency contracts	280,035
Payables:
Investment securities purchased	507,353
Dividends on securities sold short	41,292
Broker interest	12,185
Management fees (Note 4)	56,908
Variation margin	858,974
Total liabilities	17,149,262
Net Assets	$70,009,109

Components of Net Assets:
Paid-in capital	$72,183,360
Total distributable (accumulated) earnings (losses)	(2,174,251)
Net assets	$70,009,109

Net Asset Value (unlimited shares authorized):
Net assets	$70,009,109
Shares of beneficial interest issued and outstanding	2,900,000
Net asset value	$24.14

Blueprint Chesapeake Multi-Asset Trend ETF

12	The accompanying notes are an integral part of these consolidated financial statements.

Consolidated STATEMENT OF OPERATIONS For the Period Ended December 31, 2023(1) (Unaudited)

Investment Income:
Interest income	$592,410
Broker interest income	484,266
Dividend income (net of foreign withholding tax of $468)	261,295
Total investment income	1,337,971

Expenses:
Management fees (Note 4)	233,527
Broker interest expense	52,881
Dividend expense	272,040
Other expense	2,209
Total expenses	560,657
Net investment income (loss)	777,314

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(1,350,934)
Securities sold short	(2,203,694)
Foreign currency translations	(1,309)
Forward currency contracts	(207,506)
Futures contracts	(1,044,101)
Change in net unrealized appreciation/depreciation on:
Investments	2,988,826
Securities sold short	15,774
Foreign currency translations	(35,140)
Forward currency contracts	(116,733)
Futures contracts	(349,288)
Net realized and unrealized gain (loss)	(2,304,105)
Net increase (decrease) in net assets resulting from operations	$(1,526,791)

(1) The Fund commenced operations on July 11, 2023. The information presented is from July 11, 2023 to December 31, 2023.

Blueprint Chesapeake Multi-Asset Trend ETF

The accompanying notes are an integral part of these consolidated financial statements.	13

CONSOLIDATED STATEMENT OF CHANGES IN NET ASSETS

Period Ended December 31, 2023(1) (Unaudited)

Increase (Decrease) in Net Assets From:

Operations:
Net investment income (loss)	$777,314
Net realized gain (loss)	(4,807,542)
Change in net unrealized appreciation/depreciation	2,503,437
Net increase (decrease) in net assets resulting from operations	(1,526,791)

Distributions to Shareholders:
Net distributions to shareholders	(647,460)

Capital Share Transactions:
Net increase (decrease) in net assets derived from net change in outstanding shares(2)	72,183,360
Total increase (decrease) in net assets	70,009,109

Net Assets:
Beginning of period	—
End of period	$70,009,109

(1) The Fund commenced operations on July 11, 2023. The information presented is from July 11, 2023 to December 31, 2023.

(2) Summary of share transactions is as follows:

	Period Ended December 31, 2023(1) (Unaudited)
	Shares	Value
Shares sold	2,900,000	$72,183,360
Shares redeemed	—	—
Net increase (decrease)	2,900,000	$72,183,360

Blueprint Chesapeake Multi-Asset Trend ETF

14	The accompanying notes are an integral part of these consolidated financial statements.

CONSOLIDATED FINANCIAL HIGHLIGHTS For a capital share outstanding throughout the period

Period Ended December 31, 2023(1) (Unaudited)

Net asset value, beginning of period	$25.00

Income (Loss) from Investment Operations:
Net investment income (loss)(2)	0.39
Net realized and unrealized gain (loss)(3)	(1.01)
Total from investment operations	(0.62)

Less Distributions:
From net investment income	(0.24)
Total distributions	(0.24)

Net asset value, end of period	$24.14
Total return(4)(5)	(2.48)%

Ratios / Supplemental Data:
Net assets, end of period (millions)	$70.0
Ratio of expenses to average net assets(6)(7)	2.38%
Ratio of net investment income (loss) to average net assets(6)(8)	3.29%
Portfolio turnover rate(4)	38%

(1) The Fund commenced operations on July 11, 2023. The information presented is from July 11, 2023 to December 31, 2023.

(2) Calculated using average shares outstanding method.

(3) Net realized and unrealized gain (loss) per share in the caption are balancing amounts necessary to reconcile the change in the net asset value per share for the period, and may not reconcile with the aggregate gain (loss) in the Statement of Operations due to share transactions for the period.

(4) Not annualized.

(5) The total return is based on the Fund’s net asset value.

(6) Annualized.

(7) The ratio of expenses to average net assets includes interest and dividends on securities sold short and other expenses. The expense ratio excluding dividends and interest on securities sold short and broker interest is 0.99% for the period ended December 31, 2023.

(8) The net investment income (loss) ratios include dividends and interest on securities sold short.

15

Blueprint Chesapeake Multi-Asset Trend ETF

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS December 31, 2023 (Unaudited)

NOTE 1 – ORGANIZATION

The Blueprint Chesapeake Multi-Asset Trend ETF (the “Fund”) is a non-diversified series of the Tidal Trust II (the “Trust”). The Trust was organized as a Delaware statutory trust on January 13, 2022. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended. The Trust is governed by the Board of Trustees (the “Board”). Tidal Investments LLC (f/k/a Toroso Investments, LLC) (“Tidal Investments” or the “Adviser”), a Tidal Financial Group company, serves as investment adviser to the Fund and Blueprint Fund Management, LLC and Chesapeake Capital Corporation (together the “Sub-Advisers”), serve as investment sub-adviser to the Fund. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”. The Fund commenced operations on July 11, 2023.

The investment objective of the Fund is to preserve capital and generate long-term capital appreciation.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.Security Valuation. Equity securities that are listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 p.m. EST if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price or mean between the most recent quoted bid and ask prices for long and short positions. For a security that trades on multiple exchanges, the primary exchange will generally be considered the exchange on which the security is generally most actively traded. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Prices of securities traded on the securities exchange will be obtained from recognized independent pricing agents (“Independent Pricing Agents”) each day that the Fund is open for business.

Debt securities are valued by using an evaluated mean of the bid and asked prices provided by Independent Pricing Agents. The Independent Pricing Agents may employ methodologies that utilize actual market transactions (if the security is actively traded), broker dealer supplied valuations, or other methodologies designed to identify the market value for such securities. In arriving at valuations, such methodologies generally consider factors such as security prices, yields, maturities, call features, ratings and developments relating to specific securities.

Futures contracts and forward contacts are priced by an approved independent pricing service. Futures contracts are valued at the settlement price on the exchange on which they are principally traded.

Under Rule 2a-5 of the 1940 Act, a fair value will be determined for securities for which quotations are not readily available by the Valuation Designee (as defined in Rule 2a-5) in accordance with the Pricing and Valuation Policy and Fair Value Procedures, as applicable, of the Adviser, subject to oversight by the Board. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the Adviser’s Pricing and Valuation Policy and Fair Value Procedures, as applicable. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a fund may cause the net asset value (“NAV”) of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

16

Blueprint Chesapeake Multi-Asset Trend ETF

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2023:

	Level 1	Level 2	Level 3	Total
Investments:
Exchange Traded Funds	$14,925,231	$—	$—	$14,925,231
Common Stocks(a)	26,962,848	—	—	26,962,848
Real Estate Investment Trusts	1,408,659	—	—	1,408,659
Closed End Investment Trusts	290,123	—	—	290,123
Money Market Funds	310,498	—	—	310,498
U.S. Treasury Bills	—	18,618,448	—	18,618,448
Total Investments	$43,897,359	$18,618,448	$—	$62,515,807

Investments Sold Short:
Common Stocks(a)	$(14,611,247)	$—	$—	$(14,611,247)
Real Estate Investment Trusts	(781,268)	—	—	(781,268)
Total Investments Sold Short	$(15,392,515)	$—	$—	$(15,392,515)

Other Financial Instruments:(b)
Assets
Futures	$509,686	$—	$—	$509,686
Forwards	—	163,302	—	163,302
Total Assets	$509,686	$163,302	$—	$672,988
Liabilities
Futures	$(858,974)	$—	$—	$(858,974)
Forwards	—	(280,035)	—	(280,035)
Total Liabilities	$(858,974)	$(280,035)	$—	$(1,139,009)

(a)See Consolidated Schedule of Investments for the industry breakout.

(b)Other Financial Instruments are derivative instruments not reflected on the Consolidated Schedule of Investments, such as futures and forwards contracts, which are presented at the unrealized appreciation/depreciation on the investment.

The Fund has provided additional disclosures below regarding derivatives and hedging activity intending to improve financial reporting by enabling investors to understand how and why the Fund uses futures contracts and forward contracts (both a type of derivative), how they are accounted for and how they affect an entity’s results of operations and financial position. The Fund may use derivatives for risk management purposes or as part of their investment strategies. Derivatives are financial contracts whose values depend on, or are derived from, the value of an underlying asset, reference rate or index. The Fund may use derivatives to earn income and enhance returns, to hedge or adjust the risk profile of its portfolio, to replace more traditional direct investments and to obtain exposure to otherwise inaccessible markets.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS December 31, 2023 (Unaudited) (Continued)

17

Blueprint Chesapeake Multi-Asset Trend ETF

The average notional amount for open futures contracts and forward currency contracts is based on the monthly notional amounts. The notional amount for open futures contracts and forward currency contracts represents the U.S. dollar value of the contract as of the day of opening the transaction or latest contract reset date. The Fund’s average notional value of open long futures contracts and long forward currency contracts outstanding during the period ended December 31, 2023 was $24,169,874 and $24,140,826, respectively. The Fund’s average notional value of open short futures contracts and short forward currency contracts outstanding during the period ended December 31, 2023 was $69,737,047 and $21,719,899, respectively. The following tables show the effects of derivative instruments on the consolidated financial statements.

Consolidated Statement of Assets and Liabilities

Fair value of derivative instruments as of December 31, 2023:

	Asset Derivatives		Liability Derivatives
Derivative Instruments	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Open Futures Contracts	Variation margin receivable (see Consolidated Statement of Assets and liabilities)	$509,686	Variation margin payable (see Consolidated Statement of Assets and liabilities)	$858,974
Forward Currency Contracts	Forward currency contracts	163,302	Forward currency contract	280,035

Consolidated Statement of Operations

The effect of derivative instruments on the Consolidated Statement of Operations for the period ended December 31, 2023:

Instruments	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in Income
Open Futures Contracts	Net Realized and Unrealized Gain (Loss)	$(1,037,316)	$(349,288)
Forward Currency Contracts	Net Realized and Unrealized Gain (Loss)	(203,155)	(116,733)

B.Federal Income Taxes. The Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, the Fund intends to declare as dividends in each calendar year at least 98.0% of its net investment income (earned during the calendar year) and at least 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

As of December 31, 2023, the Fund did not have any tax positions that did not meet the threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. The Fund identifies its major tax jurisdiction as U.S. Federal and the Commonwealth of Delaware; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Consolidated Statement of Operations.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS December 31, 2023 (Unaudited) (Continued)

18

Blueprint Chesapeake Multi-Asset Trend ETF

C. Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

The Fund reports net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at period end, resulting from changes in exchange rates.

D.Securities Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Dividends received from REITs generally are comprised of ordinary income, capital gains, and may include return of capital. Debt income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

E.Futures Contracts. The Fund may purchase futures contracts to gain long exposure to long-term U.S. Treasury bonds and commodities. The purchase of futures contracts may be more efficient or cost-effective than buying the underlying securities or assets. A futures contract is an agreement that obligates the buyer to buy and the seller to sell a specified quantity of an underlying asset (or settle for cash the value of a contract based on an underlying asset, rate, or index) at a specific price on the contract maturity date. Upon entering into a futures contract, the Fund is required to pledge to the counterparty an amount of cash, U.S. government securities or other high-quality debt securities equal to the minimum “initial margin” requirements of the exchange or the broker. Pursuant to a contract entered into with a futures commission merchant, the Fund agrees to receive from or pay to the firm an amount of cash equal to the cumulative daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The Fund will cover its current obligations under futures contracts by the segregation of liquid assets or by entering into offsetting transactions or owning positions covering its obligations. The Fund’s use of futures contracts may involve risks that are different from, or possibly greater than, the risk associated with investing directly in securities or other more traditional instruments. These risks include the risk that the value of the futures contracts may not correlate perfectly, or at all, with the value of the assets, reference rates, or indices that they are designed to track. Other risks include: an illiquid secondary market for a particular instrument and possible exchange-imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired; the risk that adverse price movements in an instrument can result in a loss substantially greater than a Fund’s initial investment in that instrument (in some cases, the potential loss is unlimited); and the risk that a counterparty will not perform its obligations. The Fund had futures contracts activity during the period ended December 31, 2023. Realized and unrealized gains and losses are included in the Consolidated Statement of Operations. The futures contracts held by the Fund are exchange-traded with StoneX Financial Inc. acting as the futures commission merchant.

F. Forward Contracts. The Fund may purchase forward currency contracts. A forward currency contract is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate (e.g., 30, 60, or 90 days). The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. The Fund had forward currency contracts activity during the period ended December 31, 2023. Realized and unrealized gains and losses are included in the Consolidated Statement of Operations. The forward currency contracts held by the Fund are exchange-traded with StoneX Financial Inc. acting as the forward contracts commission merchant.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS December 31, 2023 (Unaudited) (Continued)

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G.Offsetting Agreements. The Fund is subject to various netting arrangements, which govern the terms of certain transactions with counterparties. The arrangements allow a Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all transactions governed under a single agreement with a counterparty. The following table presents derivative financial instruments that are subject to enforceable netting arrangements, collateral arrangements or other similar agreements as of December 31, 2023:

	Gross Amounts	Gross Amounts Offset in the Consolidated Statement of Assets and Liabilities	Net Amounts Presented in the Consolidated Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged (Received)	Net Amount
Assets
Open Futures Contracts	$509,685	$509,685	$—	$—	$—	$—
Forward Currency Contracts	$163,302	$163,302	$—	$—	$—	$—

Liabilities
Open Futures Contracts	$858,973	$858,973	$—	$—	$—	$(349,288)
Forward Currency Contracts	$280,035	$280,035	$—	$—	$—	$(116,733)

H.Basis for Consolidation for the Fund. The Fund may invest up to 25% of its total assets in the Blueprint Chesapeake Cayman Subsidiary (the “Subsidiary”). The Subsidiary will generally invest in futures contracts that do not generate “qualifying income” under the source of income test required to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). Unlike the Fund, the Subsidiary may invest without limitation in futures contracts and forward contracts; however, the Subsidiary will comply with the same Investment Company Act of 1940, as amended (the “1940 Act”), requirements that are applicable to the Fund’s transactions in derivatives. In addition, the Subsidiary will be subject to the same fundamental investment restrictions and will follow the same compliance policies and procedures as the Fund. Unlike the Fund, the Subsidiary will not seek to qualify as a RIC under the Code. The Fund is the sole investor in the Subsidiary and does not expect the shares of the Subsidiary to be offered or sold to other investors. The financial statements of the Subsidiary will be consolidated with the Fund’s financial statements. The Fund had 1.8% of its total assets invested in the Subsidiary as of December 31, 2023.

I.Derivatives Transactions. Pursuant to Rule 18f-4 under the 1940 Act, the SEC imposes limits on the amount of derivatives a fund can enter into, eliminates the asset segregation and cover framework arising from prior SEC guidance for covering derivatives and certain financial instruments currently used by funds to comply with Section 18 of the 1940 Act and treats derivatives as senior securities. Under Rule 18f-4, a fund’s derivatives exposure is limited through a value-at-risk test. Funds whose use of derivatives is more than a limited specified exposure amount are required to establish and maintain a comprehensive derivatives risk management program, subject to oversight by a fund’s board of trustees, and appoint a derivatives risk manager. The Fund has implemented a Rule 18f-4 Derivative Risk Management Program that complies with Rule 18f-4.

J.Deposits at Broker for Futures. Deposits at broker for futures represents amounts that are held by third parties under certain of the Fund’s derivative transactions. Such cash is excluded from cash and equivalents in the Consolidated Statement of Assets and Liabilities.

K.Short Sales. The Fund may make short sales as part of its overall portfolio management strategies or to offset a potential decline in value of a security. A short sale involves the sale of a security that is borrowed from a broker or other institution to complete the sale. The Fund may engage in short sales with respect to securities it owns, as well as securities that it does not own. Short sales expose the Fund to the risk that it will be required to acquire, convert or exchange securities to replace the borrowed security (also known as “covering” the short position) at a time when the security sold short has appreciated in value, thus resulting in a loss to the Fund. The Fund’s investment performance may also suffer if the Fund is required to close out a short position earlier than it had intended. The Fund must segregate assets determined to be liquid in accordance with procedures established by the Board, or otherwise cover its positions in a permissible manner. The Fund will be required to pledge its liquid assets to the broker to secure its performance on short sales. As a result, the assets pledged may not be available to meet the Fund’s needs for immediate cash or other liquidity. In addition, the Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS December 31, 2023 (Unaudited) (Continued)

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the Fund’s open short positions. These types of short sales expenses are sometimes referred to as the “negative cost of carry,” and will tend to cause the Fund to lose money on a short sale even in instances where the price of the security sold short does not change over the duration of the short sale. Dividend expenses on securities sold short will be borne by the shareholders of the Fund.

L.Distributions to Shareholders. Distributions to shareholders from net investment income, if any, for the Fund are declared and paid annually. Distributions to shareholders from net realized gains on securities, if any, for the Fund normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

M.Use of Estimates. The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

N.Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading.

O.Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

P.Illiquid Securities. Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Board-approved Liquidity Risk Management Program (the “Program”) that requires, among other things, that the Fund limit its illiquid investments that are assets to no more than 15% of the value of the Fund’s net assets. An illiquid investment is any security that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Fund should be in a position where the value of illiquid investments held by the Fund exceeds 15% of the Fund’s net assets, the Fund will take such steps as set forth in the Program.

Q.Recently Issued Accounting Pronouncements. In June 2022, the FASB issued Accounting Standards Update 2022-03, which amends Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions (“ASU 2022-03”). ASU 2022-03 clarifies guidance for fair value measurement of an equity security subject to a contractual sale restriction and establishes new disclosure requirements for such equity securities. ASU 2022-03 is effective for fiscal years beginning after December 15, 2023 and for interim periods within those fiscal years, with early adoption permitted. The Fund is currently evaluating the impact of these amendments on the financial statements.

R.Other Regulatory Matters. In October 2022, the Securities and Exchange Commission (the “SEC”) adopted a final rule relating to Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements. The rule and form amendments will, among other things, require funds to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendment.

NOTE 3 – PRINCIPAL INVESTMENT RISKS

Equity Market Risk. By virtue of the Fund’s investments in equity securities, the Fund is exposed to common stocks which subjects the Fund to equity market risk. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from specific issuers. Equity securities may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Fund invests.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS December 31, 2023 (Unaudited) (Continued)

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Fixed Income Securities Risk. The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to changes in an issuer’s credit rating or market perceptions about the creditworthiness of an issuer. Generally, fixed income securities decrease in value if interest rates rise and increase in value if interest rates fall, and longer-term and lower-rated securities are more volatile than shorter-term and higher-rated securities.

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, commodities, currencies, funds (including ETFs), interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in the underlying reference asset(s). Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

•Futures Contracts. Risks of futures contracts include: (i) an imperfect correlation between the value of the futures contract and the underlying asset; (ii) possible lack of a liquid secondary market; (iii) the inability to close a futures contract when desired; (iv) losses caused by unanticipated market movements, which may be unlimited; (v) an obligation for the Fund to make daily cash payments to maintain its required margin, particularly at times when the Fund may have insufficient cash; and (vi) unfavorable execution prices from rapid selling.

•Forward Currency Contracts Risk. The Fund invests in forward currency contracts. A forward currency contract is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. Forward currency contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. Hedging the Fund’s currency risks involves the risk of mismatching the Fund’s objectives under a forward contract with the value of securities denominated in a particular currency. Furthermore, such transactions reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. There is an additional risk to the effect that currency contracts create exposure to currencies in which the Fund’s securities are not denominated. Unanticipated changes in currency prices may result in poorer overall performance for the Fund than if it had not entered into such contracts.

Short Sales Risk. In connection with a short sale of a security or other instrument, the Fund is subject to the risk that instead of declining, the price of the security or other instrument sold short will rise. If the price of the security or other instrument sold short increases between the date of the short sale and the date on which the Fund replaces the security or other instrument borrowed to make the short sale, the Fund will experience a loss, which is theoretically unlimited since there is a theoretically unlimited potential for the market price of a security or other instrument sold short to increase. Shorting options or futures may have an imperfect correlation to the assets held by the Fund and may not adequately protect against losses in or may result in greater losses for the Fund’s portfolio.

Cayman Subsidiary Risk. By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The futures contracts and other investments held by the Subsidiary are subject to the same economic risks that apply to similar investments if held directly by the Fund. The Subsidiary is not registered under the 1940 Act, and, unless otherwise noted in this Prospectus, is not subject to all the investor protections of the 1940 Act. Changes in the laws of the United States and the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to continue to operate as it does currently and could adversely affect the Fund. For example, the Cayman Islands does not currently impose any income, corporate or capital gains tax or withholding tax on the Subsidiary. If Cayman Islands law changes such that the Subsidiary must pay Cayman Islands taxes, Fund shareholders would likely suffer decreased investment returns.

As with any investment, there is a risk that you could lose all or a portion of your principal investment in the Fund. The Fund is subject to principal risks which may adversely affect the Fund’s NAV, trading price, yield, total return and/or ability to meet its objective. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Fund — Principal Risks of Investing in The Fund.”

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS December 31, 2023 (Unaudited) (Continued)

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NOTE 4 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

The Adviser serves as investment adviser to the Fund, and has overall responsibility for the general management and administration of the Fund pursuant to an investment advisory agreement between with the Trust, on behalf of the Fund (the “Advisory Agreement”). The Advisor provides oversight of the Sub-Adviser and review of the Sub-Adviser’s performance. The Adviser is also responsible for trading portfolio securities for the Fund, including selecting broker-dealers to execute purchase and sale transactions. The Adviser also arranges for sub-advisory, transfer agency, custody, fund administration, and all other related services necessary for the Fund to operate. For the services it provides to the Fund, the Fund pays the Adviser a unitary management fee, which is calculated daily and paid monthly, at an annual rate of 0.99% of the Fund’s average daily net assets.

Pursuant to the Advisory Agreement, the Adviser has agreed to pay, or require the Sub-Adviser to pay, all expenses incurred by the Fund except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act, litigation expenses, non-routine or extraordinary expenses, and the unitary management fee payable to the Adviser (collectively, the “Excluded Expenses”).

The Sub-Advisers serve as sub-adviser to the Fund, pursuant to the sub-advisory agreement between the Adviser and the Sub-Advisers with respect to the Fund (the “Sub-Advisory Agreement”). Pursuant to the Sub-Advisory Agreement, the Sub-Advisers are responsible for the day-to-day management of the Fund’s portfolio, including determining the securities purchased and sold by the Fund, subject to the supervision of the Adviser and the Board. For its services, the Sub-Advisers are paid a fee by the Adviser, which fee is calculated daily and paid monthly. The Sub-Advisers have agreed to assume the Adviser’s obligation to pay all expenses incurred by the Fund, except for Excluded Expenses. For assuming the payment obligation, the Adviser has agreed to pay to the Sub-Advisers the profits, if any, generated by the Fund’s Management Fee. Expenses incurred by the Fund and paid by the Sub-Advisers include fees charged by Tidal, as defined below.

Tidal ETF Services LLC (“Tidal”), a Tidal Financial Group company and an affiliate of the Adviser, serves as the Fund’s administrator and, in that capacity, performs various administrative and management services for the Fund. Tidal coordinates the payment of Fund related expenses and manages the Trust’s relationships with its various service providers.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Fund’s sub-administrator, fund accountant and transfer agent. In those capacities Fund Services performs various administrative and accounting services for the Fund. Fund Services prepares various federal and state regulatory filings, reports and returns for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; and monitors the activities of the Fund’s custodian U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Fund’s custodian.

Foreside Fund Services, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.

Certain officers and a trustee of the Trust are affiliated with the Adviser. Neither the affiliated trustee nor the Trust’s officers receive compensation from the Fund.

NOTE 5 – PURCHASES AND SALES OF SECURITIES

For the period ended December 31, 2023, the cost of purchases and proceeds from the sales or maturities of securities, excluding short-term investments, U.S. government securities, and in-kind transactions were $38,472,866 and $9,030,036, respectively.

For the period ended December 31, 2023, there were no purchases and sales of long-term U.S. government securities.

For the period ended December 31, 2023, there were no in-kind transactions associated with creations and redemptions for the Fund.

NOTE 6 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Fund is subject to examination by U.S. taxing authorities for the tax periods since the commencement of operations. The amount and character of tax basis distributions and composition of net assets, including undistributed (accumulated) net investment income (loss), are finalized at the fiscal year-end; accordingly, tax basis balances have not been determined for the period ended December 31, 2023. Differences between the tax cost of investments and the cost noted in the Consolidated Schedule of Investments will be determined at fiscal year-end. During the period ended December 31, 2023, the Fund distributed $647,460.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS December 31, 2023 (Unaudited) (Continued)

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Blueprint Chesapeake Multi-Asset Trend ETF

NOTE 7 – SHARE TRANSACTIONS

Shares of the Fund are listed and traded on the Exchange. Market prices for the shares may be different from their NAV. The Fund issues and redeems shares on a continuous basis at NAV generally in large blocks of shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Creation Units may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Fund currently offers one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the Fund is $500, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Fund’s Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% and for Redemption Units of up to a maximum of 2% of the value of the Creation Units and Redemption Units subject to the transaction. Variable fees received by the Fund, if any, are disclosed in the capital shares transactions section of the Statements of Changes in Net Assets. The Fund may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Fund have equal rights and privileges.

NOTE 8 – RECENT MARKET EVENTS

U.S. and international markets have experienced and may continue to experience significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including rising inflation, uncertainty regarding central banks’ interest rate increases, the possibility of a national or global recession, trade tensions, political events, the war between Russia and Ukraine, significant conflict between Israel and Hamas in the Middle East, and the impact of COVID-19. The global recovery from COVID-19 may last for an extended period of time. As a result of continuing political tensions and armed conflicts, including the war between Ukraine and Russia, the U.S. and the European Union imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so. The Middle East conflict has led to significant loss of life, damaged infrastructure and escalated tensions both in the region and globally. These developments, as well as other events, could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets, despite government efforts to address market disruptions. As a result, the risk environment remains elevated. The Adviser and Sub-Adviser will monitor developments and seek to manage the Fund in a manner consistent with achieving the Fund’s investment objective, but there can be no assurance that they will be successful in doing so.

NOTE 9 – SUBSEQUENT EVENTS

In preparing these consolidated financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date the consolidated financial statements were issued. The Fund has determined that there are no subsequent events that would need to be recorded or disclosed in the Fund’s consolidated financial statements.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS December 31, 2023 (Unaudited) (Continued)

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Blueprint Chesapeake Multi-Asset Trend ETF

EXPENSE EXAMPLE For the Period Ended December 31, 2023 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of the Fund’s shares, and (2) ongoing costs, including management fees of the Fund. The example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The actual example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from July 11, 2023 (commencement of operations) to December 31, 2023.  The hypothetical example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from July 1, 2023 to December 31, 2023.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. The example includes, but is not limited to, unitary fees. However, the example does not include portfolio trading commissions and related expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical example that appears in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of the Fund’s shares. Therefore, the second line of the following table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

	Beginning Account Value July 11, 2023	Ending Account Value December 31, 2023	Expenses Paid During the Period July 11, 2023 – December 31, 2023
Actual(1)	$1,000.00	$975.20	$11.11

	Beginning Account Value July 1, 2023	Ending Account Value December 31, 2023	Expenses Paid During the Period July 1, 2023 – December 31, 2023
Hypothetical (5% annual return before expenses)(2)	$1,000.00	$1,013.17	$12.04

(1)The actual expenses are equal to the Fund’s annualized expense ratio of 2.38%, multiplied by the average account value over the period, multiplied by 173/366 (to reflect the period from July 11, 2023, to December 31, 2023, the commencement of operations to the end of the period).

(2)The hypothetical expenses are equal to the Fund’s annualized net expense ratio of 2.38%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the most recent six-month period).

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APPROVAL OF ADVISORY AND SUB-ADVISORY AGREEMENTS AND BOARD CONSIDERATION (Unaudited)

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on May 23, 2023, the Board of Trustees (the “Board”) of Tidal Trust II (the “Trust”) considered the approval of:

•the Investment Advisory Agreement (the “Advisory Agreement”) between Tidal Investments LLC (f/k/a Toroso Investments, LLC) (the “Adviser”) and the Trust, on behalf of the Blueprint Chesapeake Multi-Asset Trend ETF (the “New Fund”);

•an Investment Sub-Advisory Agreement (the “Sub-Advisory Agreement) between the Adviser and Blueprint Fund Management, LLC (“Blueprint” or the “Sub-Adviser”) with respect to the New Fund;

•an Investment Sub-Advisory Agreement (the “Sub-Advisory Agreement) between the Adviser and Chesapeake Capital Corporation (“Chesapeake” or the “Sub-Adviser”) with respect to the New Fund;

•a Futures Trading Advisory Agreement (the “Futures Trading Advisory Agreement”) between the Adviser and Chesapeake with respect to the New Fund;

• an Investment Advisory Agreement between the Blueprint Chesapeake Cayman Subsidiary and the Adviser; and

• a Futures Trading Advisory Agreement between the Adviser and Chesapeake with respect to the Blueprint Chesapeake Cayman Subsidiary (together all referred to as the “Agreements”).

Pursuant to Section 15 of the 1940 Act, the Agreements must be approved by the vote of a majority of the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In preparation for such meeting, the Board requested and reviewed a wide variety of information from the Adviser and Sub-Advisers.

In reaching its decision, the Board, including the Independent Trustees, considered all factors it believed relevant, including: (i) the nature, extent and quality of the services to be provided to the New Fund’s shareholders by the Adviser and Sub-Advisers; (ii) the costs of the services to be provided and the profits to be realized by the Adviser and Sub-Advisers from services to be provided to the New Fund, including any fall-out benefits; (iv) comparative fee and expense data for the New Fund in relation to other investment companies with similar investment objectives; (v) the extent to which economies of scale would be realized as the New Fund grows and whether the advisory fees for the New Fund reflects these economies of scale for the benefit of the New Fund; and (vi) other financial benefits to the Adviser and Sub-Advisers and their affiliates resulting from services rendered to the New Fund. The Board’s review included written and oral information furnished to the Board prior to and at the meeting held on May 23, 2023. Among other things, each of the Adviser and Sub-Advisers provided responses to a detailed series of questions, which included information about the Adviser’s and each Sub-Adviser’s operations, service offerings, personnel, compliance program and financial condition. The Board then discussed the written and oral information that it received before the meeting, and the oral presentations and any other information that the Board received at the meeting, and deliberated on the renewal of the Agreements in light of this information.

The Independent Trustees were assisted throughout the contract review process by independent legal counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the renewal of the Agreements, and the weight to be given to each such factor. The conclusions reached with respect to the Agreements were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the New Fund. The Independent Trustees conferred amongst themselves and independent legal counsel in executive sessions both with and without representatives of management.

Nature, Extent and Quality of Services to be Provided. The Trustees considered the scope of services to be provided under the Advisory Agreements, Sub-Advisory Agreements and Futures Trading Advisory Agreements. In considering the nature, extent and quality of the services to be provided by the Adviser and Sub-Advisers, the Board reviewed the Adviser’s and each Sub-Adviser’s compliance infrastructure and financial strength and resources. The Board also considered the experience of the personnel of the Adviser and Sub-Advisers working with ETFs. The Board also considered other services to be provided to the New Fund by the Adviser and Sub-Advisers, such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the New Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities regulations. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services to be provided to the New Fund by the Adviser and Sub-Advisers based on their experience, personnel, operations and resources.

Historical Performance. The Board noted that the New Fund had not yet commenced operations and that therefore there was no prior performance to review.

26

Blueprint Chesapeake Multi-Asset Trend ETF

APPROVAL OF ADVISORY AND SUB-ADVISORY AGREEMENTS AND BOARD CONSIDERATION (Unaudited) (Continued)

Cost of Services Provided, Profitability and Economies of Scale. The Board reviewed the proposed advisory fees for the New Fund and compared them to the management fees and total operating expenses of its Morningstar peer group. The Board noted that the comparisons to the total expense ratios were the most relevant comparisons, given the fact that the advisory fee for the New Fund is a “unified fee.”

The Board noted the importance of the fact that the proposed advisory fee for the New Fund is a “unified fee,” meaning that the shareholders of the Fund pay no expenses except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 Act, as amended (the “1940 Act”), litigation expenses, non-routine or extraordinary expenses, and the unitary management fee payable to the Adviser. The Board also noted that the Adviser was responsible for compensating the Trust’s other service providers and paying the New Fund’s other expenses (except as noted above) out of its own fees and resources. The Board further noted that because the New Fund is new, it was difficult to estimate the profitability of the New Fund to the Adviser. The Board, however, considered collateral or “fall-out” benefits that the Adviser and its affiliates may derive as a result of their relationship with the New Fund. The Board did note that the Adviser did not receive any additional compensation for serving as investment adviser to the Blueprint Chesapeake Cayman Subsidiary.

The Board noted that because the New Fund is new, it also was difficult to estimate whether the Fund would experience economies of scale. The Board noted that the Adviser will review expenses as the New Fund’s assets grow. The Board determined to evaluate economies of scale on an ongoing basis if the New Fund achieved asset growth.

The Board also reviewed the proposed sub-advisory fee paid to the Sub-Advisers for their services. The Board considered each of these fees in light of the services being provided. The Board determined that the proposed fees reflected an appropriate allocation of the advisory fee paid to the Adviser and Sub-Advisers given the work performed by each firm. The Board also considered that Blueprint and Chesapeake were acting as sponsor for the New Fund and had agreed to assume the payment of any fund expenses above the level of the unitary fee. The Board considered that pursuant to these arrangements, if fund expenses, including a payment to the adviser of a certain amount, fall below the level of the unitary fee, the adviser would pay any remaining portion of the unitary fee to the sponsor out of its profits. The Board concluded that the proposed fees were reasonable in light of the services rendered.

The Board also considered that the sub-advisory fees are paid to the Sub-Advisers out of the Adviser’s unified fee and represents an arm’s-length negotiation between the Adviser and each Sub-Adviser. For these reasons, the Trustees determined that the profitability to the Sub-Advisers from their relationship with the New Fund was not a material factor in their deliberations with respect to consideration of approval of the Sub-Advisory Agreements and Futures Trading Agreements. The Board considered that, because these fees are paid by the Adviser out of its unified fee, any economies of scale would not benefit shareholders and, thus, were not relevant for the consideration of the approval of the sub-advisory fee.

Conclusion. No single factor was determinative to the decision of the Board. Based on the Board’s deliberations and its evaluation of the information described above and such other matters as were deemed relevant, the Board, including the Independent Trustees, unanimously: (a) concluded that the terms of each Agreement is fair and reasonable; (b) concluded that the Adviser’s and each Sub-Adviser’s fees are reasonable in light of the services that the Adviser and Sub-Advisers will provide to the New Fund; and (c) agreed to approve the Agreements for an initial term of two years.

27

Blueprint Chesapeake Multi-Asset Trend ETF

In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (“Rule 22e-4”), Tidal ETF Trust (the “Trust”), on behalf of its series, the Blueprint Chesapeake Multi-Asset Trend ETF (the “Fund”), has adopted and implemented a liquidity risk management program (the “Program”). The Program seeks to promote effective liquidity risk management for the Fund and to protect the Fund’s shareholders from dilution of their interests. The Trust’s Board of Trustees (the “Board”) has approved the designation of Tidal Investments LLC (f/k/a Toroso Investments, LLC,) the Fund’s investment adviser, as the program administrator (the “Program Administrator”). The Program Administrator has further delegated administration of the Program to a member of its compliance team. The Program Administrator is required to provide a written annual report to the Board regarding the adequacy and effectiveness of the Program, including the operation of the highly liquid investment minimum, if applicable, and any material changes to the Program.

On August 15, 2023, the Board reviewed the Program Administrator’s written annual report for the period July 1, 2022 through June 30, 2023 (the “Report”). The Program assesses liquidity risk under both normal and reasonably foreseeable stressed market conditions. The risk is managed by monitoring the degree of liquidity of a fund’s investments, limiting the amount of illiquid investments and utilizing various risk management tools and facilities available to a fund, among other means. The Trust has engaged the services of ICE Data Services, Inc., a third-party vendor, to provide daily portfolio investment classification services to assist in the Program Administrator’s assessment. The Report noted that no highly liquid investment minimum is required for the Fund because the Fund qualifies as a primarily highly liquid fund (as defined under Rule 22e-4). The Report noted that there were no breaches of the restrictions on acquiring or holding greater than 15% illiquid investments of the Fund during the review period. The Report confirmed that the Fund’s investment strategy remained appropriate for an open-end fund and that the Fund was able to meet requests for redemptions without significant dilution of remaining investors’ interests in the Fund. The Report noted that no material changes had been made to the Program during the review period. The Program Administrator determined that the Program complies with the requirements of Rule 22e-4 and is reasonably designed and operating effectively.

The Fund commenced operations after June 30, 2023 and was not a part of the Report but has adopted the Program upon commencement of operations.

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM (Unaudited)

28

Blueprint Chesapeake Multi-Asset Trend ETF

ADDITIONAL INFORMATION (Unaudited)

INFORMATION ABOUT PROXY VOTING (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available upon request without charge, by calling (800) 245-7339 or by accessing the Fund’s website at www.tfpnetf.com. Furthermore, you can obtain the description on the SEC’s website at www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-months ending June 30 is available upon request without charge by calling (800) 245-7339 or by accessing the SEC’s website at www.sec.gov.

INFORMATION ABOUT THE PORTFOLIO HOLDINGS (Unaudited)

The Fund’s portfolio holdings are posted on the Fund’s website daily at www.tfpnetf.com. The Fund files its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Part F of Form N-PORT. The Fund’s Part F of Form N-PORT is available without charge, upon request, by calling (800) 245-7339. Furthermore, you can obtain the Part F of Form N-PORT on the SEC’s website at www.sec.gov.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS (Unaudited)

Information regarding how often shares of the Fund trade on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) to its daily NAV is available, without charge, on the Fund’s website at www.tfpnetf.com.

INFORMATION ABOUT THE FUND’S TRUSTEES (Unaudited)

The Statement of Additional Information (“SAI”) includes additional information about the Fund’s Trustees and is available without charge, upon request, by calling (800) 245-7339. Furthermore, you can obtain the SAI on the SEC’s website at www.sec.gov or the Fund’s website at www.tfpnetf.com.

Investment Adviser
Tidal Investments LLC
(f/k/a Toroso Investments, LLC)
234 West Florida Street, Suite 203
Milwaukee, Wisconsin 53204

Sub-Adviser
Blueprint Fund Management, LLC
1250 Revolution Mill Dr., Suite 150
Greensboro, NC 27405

Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, Wisconsin 53202

Legal Counsel
Sullivan & Worcester LLP
1633 Broadway
New York, New York 10019

Custodian
U.S. Bank N.A.
1555 North RiverCenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Fund Administrator
Tidal ETF Services LLC
234 West Florida Street, Suite 203
Milwaukee, Wisconsin 53204

Transfer Agent, Fund Accountant and Fund Sub-Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Distributor
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101

Fund Information
Fund	Ticker	CUSIP
Blueprint Chesapeake Multi-Asset Trend ETF	TFPN	88636J873

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of Trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Tidal Trust II

By (Signature and Title)	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	March 6, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	March 6, 2024

By (Signature and Title)*	/s/ Aaron J. Perkovich
Aaron J. Perkovich, Treasurer/Principal Financial Officer

Date	March 6, 2024

* Print the name and title of each signing officer under his or her signature.